Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Sales	$ 829,669	$ 621,882	$ 3,042,527	$ 2,326,664
Less excise taxes, customer programs and incentives	217,188	167,120	934,221	624,046
Net sales	612,481	454,762	2,108,306	1,702,618
Cost of sales	322,913	256,169	1,280,344	870,390
Gross profit	289,568	198,593	827,962	832,228
Operating expenses:
Advertising, promotional and selling expenses	386,132	156,203	1,244,152	923,310
General and administrative expenses	726,396	886,011	3,881,771	3,450,436
Loss on disposal of property and equipment	35,534
Total operating expenses	1,148,062	1,042,214
Loss from operations	(858,494)	(843,621)	(4,297,961)	(3,541,518)
Other income (expense), net
Interest expense	(47,809)	(171,054)	(862,468)	(112,458)
Gain on spin-off of subsidiary				52,890
Other income (expense)	4,485	(4)	(39,190)	20
Total other expense, net	(43,324)	(171,058)	(901,658)	(59,548)
Loss before income taxes	(901,818)	(1,014,679)	(5,199,619)	(3,601,066)
Provision for income taxes
Net loss	(901,818)	(1,014,679)	(5,199,619)	(3,601,066)
Dividends on convertible preferred stock	(5,037)		(51,674)
Net loss attributable to common shareholders	$ (906,855)	$ (1,014,679)	$ (5,251,293)	$ (3,601,066)
Basic and diluted net loss per common share	$ (0.35)	$ (1.34)	$ (4.21)	$ (4.72)
Basic and diluted weighted average common shares outstanding	2,614,324	758,542	1,247,281	762,506